Overview: - Business Acquisition - Narratives (Details) - MXN ($) $ in Thousands	Dec. 11, 2025	Oct. 10, 2025	Oct. 07, 2024	Sep. 22, 2023	Dec. 31, 2025	Dec. 31, 2024
Business combinations
Percentage of ownership interest in subsidiary		60.00%	60.00%	60.00%
Goodwill					$ 2,944,756	$ 2,623,663
Proforma Revenue	$ 2,063,865
Proforma net income (loss)	$ 711,233
ASUR Airports JFK T1, LLC
Business combinations
Percentage of ownership interest in subsidiary	100.00%
ASUR Airports JFK T8, LLC
Business combinations
Percentage of ownership interest in subsidiary	100.00%
JFK T8 Innovation Partners, LLC
Business combinations
Percentage of ownership interest in subsidiary	81.38%
Percentage of non-controlling interest held in subsidiary	18.62%
ASUR Airports LLC
Business combinations
Goodwill	$ 672,538
Acquisition costs	$ 91,000